Leases (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of quantitative information about leases for lessee [abstract]
Schedule of Changes in Carrying Value of Right of Use Assets

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2025:

(Dollars in millions)
	Category of ROU asset
	Land	Buildings	Vehicles	Computers	Total
Balance as of April 1, 2024	72	396	2	316	786
Additions*	—	96	3	155	254
Addition due to Business Combination (Refer to Note 2.10)	—	19	1	—	20
Deletions	—	(28)	(1)	(77)	(106)
Depreciation	(1)	(84)	(1)	(115)	(201)
Translation difference	(1)	(7)	(1)	(6)	(15)
Balance as of March 31, 2025	70	392	3	273	738

* Net of adjustments on account of modifications

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2024:

(Dollars in millions)
	Category of ROU asset
	Land	Buildings	Vehicles	Computers	Total
Balance as of April 1, 2023	76	474	2	285	837
Additions*	—	47	1	226	274
Deletions	(1)	(22)	—	(91)	(114)
Impairment#	—	(10)	—	—	(10)
Depreciation	(1)	(87)	(1)	(104)	(193)
Translation difference	(2)	(6)	—	—	(8)
Balance as of March 31, 2024	72	396	2	316	786

* Net of adjustments on account of modifications and lease incentives

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2023:

(Dollars in millions)
	Category of ROU asset
	Land	Buildings	Vehicles	Computers	Total
Balance as of April 1, 2022	83	489	2	62	636
Additions*	—	107	1	328	436
Deletions	—	(5)	—	(46)	(51)
Depreciation	(1)	(84)	(1)	(61)	(147)
Translation difference	(6)	(33)	—	2	(37)
Balance as of March 31, 2023	76	474	2	285	837

* Net of adjustments on account of modifications and lease incentives

Schedule of the Break-up of Current and Non-current Lease Liabilities

The following is the break-up of current and non-current lease liabilities:

(Dollars in millions)
	As of
	March 31, 2025	March 31, 2024
Current lease liabilities	287	235
Non-current lease liabilities	675	767
Total	962	1002

Schedule of Movement in Lease Liabilities

The following is the movement in lease liabilities:

(Dollars in millions)
	Year ended March 31,
	2025	2024	2023
Balance at the beginning	1,002	1,010	722
Additions	255	265	434
Addition for Business Combination	20	—	—
Finance cost accrued during the period	40	39	30
Deletions	(65)	(53)	(6)
Payment of lease liabilities	(278)	(245)	(152)
Translation difference	(12)	(14)	(18)
Balance at the end	962	1,002	1,010

Schedule of Contractual Maturities of Lease Liabilities

The table below provides details regarding the contractual maturities of lease liabilities on an undiscounted basis:

(Dollars in millions)
	As of
	March 31, 2025	March 31, 2024
Less than one year	290	258
One to five years	608	734
More than five years	152	119
Total	1,050	1,111

Schedule of Movement in Net Investment in Lease

The following is the movement in the net investment in lease:

(Dollars in millions)
	Year ended March 31,
	2025	2024	2023
Balance at the beginning	219	112	17
Additions	120	149	91
Interest income accrued during the period	4	3	1
Others	(3)	—	(1)
Lease receipts	(79)	(48)	—
Translation Differences	1	3	4
Balance at the end	262	219	112